Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of the Company, its wholly-owned or majority-owned subsidiaries, and entities in which the Company is deemed to have a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. All intercompany balances and transactions have been eliminated in consolidation. The financial information as of December 31, 2021 contained in this Quarterly Report is derived from the audited consolidated financial statements and notes included in the Company's 2021 Annual Report, which should be read in conjunction with these condensed consolidated financial statements. These condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). Certain information in footnote disclosures normally included in annual financial statements was condensed or omitted for the interim periods presented in accordance with accounting principles generally accepted in the United States of America (GAAP). In the opinion of management, the interim data includes all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the interim periods. The interim results of operations and cash flows are not necessarily indicative of those results and cash flows expected for the year.

As of March 31, 2022, the Company holds 214,803,880 units of Vacasa Holdings (OpCo Units), which represents a 50.1% ownership interest. The portion of the consolidated subsidiaries not owned by the Company and any related activity is eliminated through redeemable noncontrolling interests in the consolidated balance sheets and net loss attributable to redeemable noncontrolling interests in the condensed consolidated statements of operations. The consolidated financial statements of Vacasa Holdings and its subsidiaries have been determined to be the predecessor for accounting and reporting purposes of the period prior to the Reverse Recapitalization.

Following the consummation of the Business Combination, the Company is an “emerging growth company” (EGC), as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the JOBS Act), which permits the Company to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies. As of January 1, 2022, the Company has elected to irrevocably opt out of the extended transition period.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Company, its wholly-owned or majority-owned subsidiaries and entities in which the Company is deemed to have a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. All intercompany balances and transactions have been eliminated in consolidation.

Pursuant to the Reverse Recapitalization, as described in Note 3, Reverse Recapitalization, the Company holds 214,793,795 units of Vacasa Holdings (OpCo Units), which represents a 50.2% ownership interest as of December 31, 2021. The portion of the consolidated subsidiaries not owned by the Company and any related activity is eliminated through redeemable noncontrolling interest in the consolidated balance sheets and net loss attributable to redeemable noncontrolling interest in the consolidated statements of operations. The consolidated financial statements of Vacasa Holdings and its subsidiaries have been determined to be the predecessor for accounting and reporting purposes of the period prior to the Reverse Recapitalization.

Following the consummation of the merger of TPG Pace and the Company, the Company is an “emerging growth company” (EGC), as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the JOBS Act). The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 102(b)(1) of the JOBS Act that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition periods provided by the JOBS Act. As result of this election, its consolidated financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in the condensed consolidated financial statements include, but are not limited to, the useful lives of property and equipment and intangibles assets, allowance for credit losses, valuation of assets acquired and liabilities assumed in business acquisitions and related contingent consideration, valuation of warrants, valuation of Class G Common Stock, valuation of redeemable convertible preferred units, equity-based compensation, and evaluation of recoverability of long-lived assets. Actual results may differ materially from such estimates. Management believes that the estimates, and judgments upon which they rely, are reasonable based upon information available to them at the time that these estimates and judgments are made. To the extent that there are material differences between these estimates and actual results, the Company’s condensed consolidated financial statements will be affected.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of sales and expenses during the reporting period. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, the useful lives of property and equipment and intangibles assets, allowance for doubtful accounts, valuation of assets acquired and liabilities assumed in business acquisitions and related contingent consideration, valuation of warrants, valuation of redeemable convertible preferred units, equity-

based compensation, and evaluation of recoverability of long-lived assets. Actual results may differ materially from such estimates. Management believes that the estimates, and judgments upon which they rely, are reasonable based upon information available to them at the time that these estimates and judgments are made. To the extent that there are material differences between these estimates and actual results, the Company’s consolidated financial statements will be affected.

COVID19 Impacts

COVID-19 Impacts

Since early 2020, the world has been, and continues to be, impacted by the novel coronavirus (COVID-19) and its variants. While COVID-19 and measures to prevent its spread have impacted the Company in a number of ways, we believe that these impacts on the Company have diminished and will continue to diminish over time. However, the full impact and duration of COVID-19 remains uncertain and will depend on future developments, including the duration and spread of the pandemic, new strains and variants, and related actions taken by federal, state, and local government officials to prevent and manage disease spread and mitigate its economic impact, all of which remain uncertain and unpredictable.

The Coronavirus Aid, Relief and Economic Security Act ("CARES Act") was signed into law on March 27, 2020. As it relates to the Company, the CARES Act allowed for deferred payment of the employer-paid portion of social security taxes through the end of 2020, with 50% due on December 31, 2021 and the remainder due on December 31, 2022. As of March 31, 2022, and December 31, 2021, the remaining deferral of $3.8 million is included in accrued expenses and other current liabilities on the condensed consolidated balance sheets.

The Canada Emergency Wage Subsidy (CEWS) was announced on March 27, 2020. Under this program, qualifying businesses can receive a subsidy for up to 75% of their employees’ wages, subject to certain limitations. The Company received no wage subsidy from the Canadian government as part of the CEWS for the three months ended March 31, 2022 and $0.4 million for the three months ended March 31, 2021. These subsidies are included in operating costs and expenses in the condensed consolidated statement of operations.

COVID-19 Impacts

Since early 2020, the world has been, and continues to be, impacted by the novel coronavirus (COVID-19) and its variants. COVID-19 and measures to prevent its spread have continued to impact our business in a number of ways. In certain markets, vacation homes on our platform and attractions within the local market have also been subject to shifting government mandates or guidance regarding COVID-19 restrictions. Beginning at the end of the Company’s first quarter of 2020, the Company experienced a significant decline in revenue resulting from a decrease in bookings and an increase in cancellations, which in turn impacted Nights Sold. Due to the impact that the reduction in bookings initially had on its financial condition, $108.1 million of Senior Secured Convertible Notes (D-1 Convertible Notes) were issued to provide for liquidity and fund other general corporate initiatives.In connection with the Reverse Recapitalization (see Note 3, Reverse Recapitalization), the D-1 Convertible Notes subsequently converted into equity interests in the Company and are no longer outstanding as of December 31, 2021. The Company also took steps to mitigate the adverse impacts from the COVID-19 pandemic through cost reduction measures including lower discretionary and overhead spending, as well as temporary employee furloughs, which primarily occurred in the second quarter of fiscal 2020. In the first half of 2020, the Company initiated an internal reorganization and reduction of its workforce, primarily in North America, resulting in the elimination of approximately 850 positions. As a result of these reductions, the Company recorded expenses in the 2020 consolidated statement of operations of $5.0 million, of which $1.5 million was recorded to operations and support, $1.2 million to sales & marketing, $1.1 million to general and administrative expenses, $1.0 million to technology and development, and $0.2 million to cost of revenue.

The Coronavirus Aid, Relief and Economic Security Act (CARES Act) was signed into law on March 27, 2020. The Company analyzed the various income tax and non-income tax provisions of the CARES Act based on currently available technical guidance and determined that aside from an impact to the timing of cash flows, there is no material impact to the Company’s consolidated financial statements. Specifically, as it relates to the Company, the CARES Act allows for deferred payment of the employer-paid portion of social security taxes through the end of 2020, with 50% due on December 31, 2021 and the remainder due on December 31, 2022. For the year ended December 31, 2020, the Company deferred approximately $7.6 million of the employer-paid portion of social security taxes. As of December 31, 2021, the remaining deferral of $3.8 million is included in accrued expenses and other current liabilities on the consolidated balance sheets. The Company will continue to assess the effect of the CARES Act and ongoing other government legislation related to the COVID-19 pandemic that may be issued.

The Canada Emergency Wage Subsidy (CEWS) was announced on March 27, 2020. Under this program, qualifying businesses can receive a subsidy for up to 75% of their employees’ wages, subject to certain limitations. For the years ended December 31, 2021 and 2020, the Company received $2.2 million and $1.7 million, respectively, of wage subsidy from the Canadian government as part of the CEWS, which is included in operating costs and expenses in the consolidated statement of operations.

Accounting Pronouncements Adopted in Fiscal 2022 and Accounting Pronouncements Not Yet Adopted

Accounting Pronouncements Adopted in Fiscal 2022

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which has subsequently been amended by ASUs 2018-01, 2018-10, 2018-11, 2018-20, 2019-01, and 2019-10. The guidance requires an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. The updated guidance became effective for the Company beginning on January 1, 2022. The Company adopted the standard using the method of adoption that allowed the Company to record the cumulative effect of initially applying the guidance at the beginning of the period of adoption. The Company elected certain practical expedients, including not reassessing whether any expired or existing contracts are or contain leases, not reassessing the lease classification for any expired or existing leases, and not reassessing initial direct costs for any existing leases. The Company also elected the practical expedient to not separate lease and non-lease components for all classes of assets. Lastly, the Company elected the short-term lease exception for all classes of assets, and therefore has not applied the recognition requirements for leases of 12 months or less. Upon adoption as of January 1, 2022, the Company recognized operating lease right-of-use assets of $35.1 million and operating lease liabilities of $36.7 million. See Note 8, Leases, for additional information.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments, Credit Losses (Topic 326). This ASU has been subsequently amended by ASUs 2018-19, 2019-04, 2019-05, 2019-11, and 2020-03. Topic 326 replaces the existing incurred loss impairment model with a methodology that incorporates all expected credit loss estimates, resulting in more timely recognition of losses. Under Topic 326, the Company is required to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported financial assets. It also requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses. The Company adopted Topic 326 on January 1, 2022 on a modified retrospective basis. The adoption did not have a material effect on the Company's consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires acquirers to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired revenue contracts using the recognition and measurement guidance in ASC Topic 606, Revenue from Contracts with Customers (Topic 606). As a result, for deferred revenue acquired in a business combination, the Company will no longer record deferred revenue at fair value and instead will record deferred revenue in accordance with Topic 606. This will generally result in an increase to goodwill and more post-acquisition revenue being recorded. The Company adopted ASU 2021-08 on January 1, 2022, and the new guidance has been applied prospectively to business combinations occurring after this date. The ongoing impact of the new guidance will be fact-dependent on the transactions within its scope.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. Key changes outlined within the new standard include hybrid tax regimes, intra-period tax allocation exception and interim-period accounting for enacted changes in tax law. The Company adopted ASU 2019-12 on January 1, 2022. The adoption did not have a material effect on the Company's consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

The Company has not identified any recent accounting pronouncements that are expected to have a material impact on the Company's financial position, results of operations, or cash flows.

Accounting Pronouncements Adopted in Fiscal 2021

In August 2018, the Financial Accounting Standards Board (FASB) issued ASU 2018-15, Intangibles- Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use- software. The updated guidance was effective for the Company beginning January 1, 2021 and did not have a material impact on the Company’s financial statements.

Accounting Pronouncements Not Yet Adopted

As an “emerging growth company,” the JOBS Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which has subsequently been amended by ASUs 2018-01, 2018-10, 2018-11, 2018-20, 2019-01, and 2019-10. The guidance requires an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. The updated guidance will be effective for the Company beginning on January 1, 2022. The Company expects to adopt the standard using the method of adoption that allows the Company to record the cumulative effect of initially applying the guidance at the beginning of the period of adoption. The Company expects to elect certain practical expedients, including not reassessing whether any expired or existing contracts are or contain leases, not reassessing the lease classification for any expired or existing leases, and not reassessing initial direct costs for any existing leases. The Company also expects to elect the practical expedient to not separate lease and non-lease components for all classes of assets. Lastly, the Company expects to elect the short-term lease exception for all classes of assets, and therefore will not apply the recognition requirements for leases of 12 months or less. We expect that the primary impact upon adoption will be the recognition, on a discounted basis, of our minimum commitments under noncancelable operating leases on our consolidated balance sheets, resulting in the recording of right-of-use assets in the range of approximately $34.0 million to $37.0 million and lease liabilities in the range of approximately $36.0 million to $39.0 million.

In October 2021, the (FASB) issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires acquirers to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired revenue contracts using the recognition and measurement guidance in Topic 606. As a result, for deferred revenue acquired in a business combination, the Company will no longer record deferred revenue at fair value and instead will record deferred revenue in accordance with ASC 606. This will generally result in an increase to goodwill and more post-acquisition revenue being recorded. The Company elected to early adopt ASU 2021-08 beginning on January 1, 2022, and the new guidance will be applied prospectively to business combinations occurring after this date. The ongoing impact of the new guidance will be fact-dependent on the transactions within its scope.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. Key changes outlined within the new standard include hybrid tax regimes, intra- period tax allocation exception and interim-period accounting for enacted changes in tax law. Early adoption is permitted, including adoption in any interim period or annual reports for which financial statements have not yet been made available for issuance. The updated guidance will be effective for the Company for the fiscal year beginning January 1, 2022, and interim periods within fiscal years beginning January 1, 2023, to the extent the Company remains an emerging growth company, as defined in the JOBS Act. The Company does not expect this standard to have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities from an incurred loss methodology to an expected loss methodology. For assets held at amortized cost basis, the guidance eliminates the probable initial recognition threshold and instead requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the assets to present the net amount expected to be collected. For available- for-sale debt securities, credit losses are recorded through an allowance for credit losses, rather than a write- down, limited to the amount by which fair value is below amortized cost.

Additional disclosures about significant estimates and credit quality are also required. This ASU has subsequently been amended by ASUs 2018-19, 2019-04, 2019-05, 2019-10, and 2019-11. The amendments are effective for the Company fiscal years beginning after December 15, 2022, to the extent the Company remains an emerging growth company, as defined in the JOBS Act. The Company is currently in the process of evaluating the impact of this new guidance on its consolidated financial statements.